Trade Payables	12 Months Ended
Jun. 30, 2025
Trade Payables [Abstract]
TRADE PAYABLES

10. TRADE PAYABLES

	June 30, 2025	June 30, 2024
	RM	RM
Current
Trade payables
- Third parties	9,220,900	-
- Related parties
Ageson Mantap Sdn. Bhd. (Renovation services)	-	300,000
	9,220,900	300,000

(a)	Trade payables are classified as financial liabilities measured at amortized cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 180 days. (June 30, 2024: 30 to 210 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.